UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Annual report

Delaware Cash Reserve Fund

March 31, 2008

Fixed income mutual fund

Table of contents

Performance summary	1

Disclosure of Fund expenses	3

Sector allocation	5

Statement of net assets	6

Statement of operations	11

Statements of changes in net assets	12

Financial highlights	14

Notes to financial statements	22

Report of independent registered public accounting firm	28

Other Fund information	29

Board of trustees/directors and officers addendum	30

About the organization	38

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Performance summary
Delaware Cash Reserve Fund	March 31, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Cash Reserve Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Average annual total returns through March 31, 2008
7-day yield
	3/31/08	1 year	5 years	10 years	Lifetime
Class A (Est. June 30, 1978)	+2.51%	+4.36%	+2.79%	+3.24%	+6.15%
Consultant Class	+2.26%	+4.10%	+2.53%	+2.98%	+5.97%
(Est. June 30, 1978)
Class B (Est. May 2, 1994)
Excluding sales charge	+1.51%	+3.32%	+1.98%	+2.55%	+3.05%
Including sales charge		-0.68%	+1.56%	+2.55%	+3.05%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+1.51%	+3.32%	+1.98%	+2.35%	+2.61%
Including sales charge		+2.32%	+1.98%	+2.35%	+2.61%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown in the Fund performance chart above. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, and Consultant Class shares. Class A shares are available without sales charges or any 12b-1 fees. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. As described in the prospectus, Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Please see the prospectus for additional information on Class B purchase and sales charges.

Consultant Class shares were first made available March 10, 1988. They are sold without a sales charge and have an annual distribution and service fee of up to 0.30% of average daily net assets.

Performance summary
Delaware Cash Reserve Fund

Consultant Class performance prior to March 10, 1988, for Delaware Cash Reserve Fund is based on Class A performance. Performance after March 10, 1988, reflects the impact of an annual service and distribution fee of up to 0.30% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Consultant Class shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Management has voluntarily agreed to reimburse expenses and/or waive its management fees from Aug. 1, 2006, until it is discontinued, as described in the most recent prospectus.

The total operating expenses for Class A, B, C, and Consultant Class shares are 0.71%, 1.71%, 1.71%, and 1.01%, respectively, as described in the most recent prospectus. Please see the fee table in the Fund’s prospectus for more information.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such a fund.

The performance table on the previous page does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fund basics
Delaware Cash Reserve Fund	As of March 31, 2008
Fund objective:	The Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.
Total Fund net assets:	$496 million
Number of holdings:	59
Fund start date:	June 30, 1978
	Nasdaq symbols	CUSIPs
Class A	DCRXX	245910104
Class B	DCBXX	245910302
Class C	DCCXX	245910401
Consultant Class	DCSXX	245910203

Disclosure of Fund expenses
For the period October 1, 2007 to March 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2007 to March 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The actual expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the period October 1, 2007 to March 31, 2008

Delaware Cash Reserve Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/07	3/31/08	Expense Ratio	10/1/07 to 3/31/08*
Actual Fund return
Class A	$1,000.00	$1,019.40	0.70%	$3.53
Class B	1,000.00	1,014.30	1.70%	8.56
Class C	1,000.00	1,014.30	1.70%	8.56
Consultant Class	1,000.00	1,018.20	0.95%	4.79
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.50	0.70%	$3.54
Class B	1,000.00	1,016.50	1.70%	8.57
Class C	1,000.00	1,016.50	1.70%	8.57
Consultant Class	1,000.00	1,020.25	0.95%	4.80

* “	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183/366 (to reflect the one-half year period).

Sector allocation Delaware Cash Reserve Fund	As of March 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Certificates of Deposit	7.06%
Discounted Commercial Paper	82.02%
Banks	39.34%
Colleges and Universities	6.60%
Financial Services	25.22%
Industrial	10.86%
Floating Rate Notes	9.73%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

Statement of net assets Delaware Cash Reserve Fund	March 31, 2008

Principal amount		Value
Certificates of Deposit – 7.06%
Barclays Bank 3.06% 5/27/08	$10,000,000	$10,000,000
Deutsche Bank 3.79% 4/18/08	10,000,000	10,000,000
Wilmington Trust
3.05% 6/25/08	5,000,000	5,000,000
3.91% 4/18/08	10,000,000	10,000,000
Total Certificates of Deposit (cost $35,000,000)		35,000,000

≠Discounted Commercial Paper – 82.02%
Banks –39.34%
Abbey National North America 3.816% 4/14/08	10,000,000	9,986,350
Australian & New Zealand Banking Group
4.23% 4/21/08	5,000,000	4,988,389
Bank of America 2.982% 5/19/08	10,000,000	9,960,533
Bank of Scotland
3.277% 4/28/08	5,000,000	4,987,813
4.733% 4/14/08	10,000,000	9,983,244
Dexia 2.54% 4/1/08	20,000,000	19,999,999
Fortis Banque Luxembourg 2.932% 5/13/08	10,000,000	9,966,050
ING Funding
2.587% 6/25/08	7,500,000	7,454,490
4.736% 4/21/08	5,000,000	4,987,056
Intesa Funding 3.766% 4/16/08	10,000,000	9,984,458
JPMorgan Chase 3.003% 5/1/08	9,000,000	8,977,650
Lloyds TSB Bank
2.74% 4/1/08	12,500,000	12,500,000
2.941% 5/5/08	7,500,000	7,479,317
Nordea North America
2.687% 4/16/08	7,000,000	6,992,183
2.924% 5/5/08	10,000,000	9,972,517
Rabobank Australian & New Zealand 2.942% 5/13/08	10,000,000	9,965,933
Royal Bank of Scotland 3.719% 7/17/08	5,000,000	4,945,757
Scotiabanc 4.602% 4/1/08	4,420,000	4,420,000
Skandinaviska Enskilda Bank
3.764% 6/16/08	5,000,000	4,960,892
4.678% 6/2/08	7,750,000	7,689,270
Toronto Dominion Holding
2.987% 5/21/08	5,000,000	4,979,410
2.99% 4/7/08	10,000,000	9,995,042

Principal amount		Value
≠Discounted Commercial Paper (continued)
Banks (continued)
Westpac Securities
4.282% 4/21/08	$5,000,000	$4,988,250
≥144A 3.823% 4/7/08	5,000,000	4,996,842
		195,161,445
Colleges and Universities – 6.60%
Leland Stanford Junior University 2.407% 5/9/08	15,329,000	15,290,167
Yale University
2.407% 5/1/08	10,000,000	9,980,000
2.458% 5/6/08	7,500,000	7,482,135
		32,752,302
Financial Services – 25.22%
ABN-AMRO North America 2.475% 4/18/08	10,000,000	9,988,336
Barclays US Funding 2.753% 4/3/08	10,000,000	9,998,472
CBA Finance
3.001% 5/14/08	7,500,000	7,473,304
4.303% 4/2/08	7,250,000	7,249,142
Danske
2.767% 4/17/08	5,000,000	4,993,867
2.967% 5/27/08	10,000,000	9,954,189
4.528% 4/7/08	5,000,000	4,996,271
Natexis Banques Populaires 3.792% 5/13/08	10,000,000	9,956,308
Natixis 2.81% 4/1/08	10,000,000	10,000,000
Nordea North America 2.49% 4/1/08	3,000,000	3,000,000
Societe Generale North America
4.215% 4/11/08	5,000,000	4,994,208
4.873% 4/1/08	10,000,000	10,000,000
Svenska Handlesbanken
3.797% 4/18/08	7,500,000	7,486,683
4.593% 4/2/08	5,000,000	4,999,370
UBS Finance 2.35% 4/1/08	20,000,000	20,000,000
		125,090,150
Industrial – 10.86%
Archer Daniels 3.935% 5/22/08	5,000,000	4,972,517
AstraZeneca 2.915% 7/7/08	10,000,000	9,922,400
Danaher 2.302% 4/7/08	15,000,000	14,994,250

Statement of net assets
Delaware Cash Reserve Fund

	Principal amount	Value
≠Discounted Commercial Paper (continued)
Industrial (continued)
Genentech
2.244% 4/23/08	$4,000,000	$3,994,524
2.553% 4/1/08	10,000,000	10,000,000
Koch Resources 2.34% 4/1/08	10,000,000	10,000,000
		53,883,691
Total Discounted Commercial Paper
(cost $406,887,588)		406,887,588

•Floating Rate Notes – 9.73%
American Express Bank 3.025% 9/18/08	10,000,000	10,000,000
≥American International Group 144A 2.599% 6/23/08	6,000,000	6,000,150
≥ANZ National International 144A 3.085% 12/5/08	5,000,000	5,000,000
≥Australia & New Zealand Bank 144A 3.004% 10/3/08	5,000,000	5,000,000
Bank of America 2.315% 5/16/08	5,000,000	5,000,000
≥DnB NOR Bank 144A 2.599% 11/24/08	9,250,000	9,250,000
≥Goldman Sachs Group 144A 3.331% 2/24/09	8,000,000	8,000,000

Total Floating Rate Notes (cost $48,250,150)		48,250,150

Total Value of Securities – 98.81%
(cost $490,137,738)©		490,137,738
Receivables and Other Assets
Net of Liabilities – 1.19%		5,916,570
Net Assets Applicable to 496,396,731
Shares Outstanding – 100.00%		$496,054,308

Net Asset Value – Delaware Cash Reserve Fund
Class A ($461,976,754 / 462,260,756 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class B ($8,000,527 / 8,025,547 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Class C ($11,398,598 / 11,407,539 Shares)		$1.00
Net Asset Value – Delaware Cash Reserve Fund
Consultant Class ($14,678,429 / 14,702,889 Shares)		$1.00

Components of Net Assets at March 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$496,397,351
Accumulated net realized loss on investments	(343,043)
Total net assets	$496,054,308

≠	The rate shown is the effective yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of March 31, 2008.
©	Also the cost for federal income tax purposes.
≥

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At March 31, 2008, the aggregate amount of these securities was $38,246,992, which represented 7.71% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Cash Reserve Fund	Year Ended March 31, 2008

Investment Income:
Interest		$24,058,869

Expenses:
Management fees	$2,182,074
Distribution expenses – Class B	74,122
Distribution expenses – Class C	94,809
Distribution expenses – Consultant Class	42,890
Dividend and disbursing and transfer agent fees and expenses	663,328
Accounting and administration expenses	194,162
Registration fees	77,973
Legal fees	74,558
Reports and statements to shareholders	72,569
Audit and tax	32,171
Trustees’ fees	21,750
Custodian fees	16,491
Insurance fees	13,475
Consulting fees	8,252
Pricing fees	4,201
Taxes (other than taxes on income)	4,158
Trustees’ expenses	3,206
Dues and services	2,233	3,582,422
Less expenses absorbed or waived		(7,258)
Less waived distribution expenses – Consultant Class		(7,148)
Less expense paid indirectly		(3,590)
Total operating expenses		3,564,426
Net Investment Income		20,494,443

Net Realized Gain on Investments		4,983

Net Increase in Net Assets Resulting from Operations		$20,499,426

See accompanying notes

Statements of changes in net assets
Delaware Cash Reserve Fund

	Year Ended
	3/31/08	3/31/07
Increase in Net Assets from Operations:
Net investment income	$20,494,443	$20,850,514
Net realized gain on investments	4,983	—
Net increase in net assets resulting from operations	20,499,426	20,850,514

Dividends to Shareholders from:
Net investment income:
Class A	(19,377,880)	(19,444,913)
Class B	(239,604)	(336,428)
Class C	(303,210)	(289,155)
Consultant Class	(573,749)	(780,018)
	(20,494,443)	(20,850,514)

Capital Share Transactions:
Proceeds from shares sold:
Class A	571,997,485	533,327,918
Class B	8,165,283	8,623,533
Class C	13,044,607	9,996,303
Consultant Class	6,846,496	8,693,316

Net asset value of shares issued upon reinvestment
of dividends:
Class A	18,874,558	18,737,095
Class B	205,672	295,665
Class C	273,729	267,485
Consultant Class	565,581	754,218
	619,973,411	580,695,533

	Year Ended
	3/31/08	3/31/07
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(528,335,794)	$(553,081,667)
Class B	(7,427,373)	(11,668,219)
Class C	(8,700,013)	(8,834,470)
Consultant Class	(8,158,984)	(12,836,527)
	(552,622,164)	(586,420,883)
Increase (decrease) in net assets derived
from capital share transactions	67,351,247	(5,725,350)
Net Increase (Decrease) in Net Assets	67,356,230	(5,725,350)

Net Assets:
Beginning of year	428,698,078	434,423,428
End of year (there was no undistributed
net investment income at either year end)	$496,054,308	$428,698,078

See accompanying notes

Financial highlights
Delaware Cash Reserve Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
$1.000	$1.000	$1.000	$1.000	$1.000

0.043	0.046	0.031	0.012	0.007
0.043	0.046	0.031	0.012	0.007

(0.043)	(0.046)	(0.031)	(0.012)	(0.007)
(0.043)	(0.046)	(0.031)	(0.012)	(0.007)

$1.000	$1.000	$1.000	$1.000	$1.000

4.36%	4.65%	3.11%	1.21%	0.67%

$461,977	$399,433	$400,447	$436,552	$485,657
0.69%	0.71%	0.70%	0.56%	0.45%

0.69%	0.72%	0.75%	0.78%	0.93%
4.27%	4.56%	3.06%	1.17%	0.67%

4.27%	4.55%	3.01%	0.95%	0.19%

Financial highlights
Delaware Cash Reserve Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
$1.000	$1.000	$1.000	$1.000	$1.000

0.033	0.036	0.022	0.007	0.001
0.033	0.036	0.022	0.007	0.001

(0.033)	(0.036)	(0.022)	(0.007)	(0.001)
(0.033)	(0.036)	(0.022)	(0.007)	(0.001)

$1.000	$1.000	$1.000	$1.000	$1.000

3.32%	3.62%	2.21%	0.70%	0.11%

$8,000	$7,058	$9,807	$17,755	$21,783
1.69%	1.71%	1.55%	1.06%	1.02%

1.69%	1.72%	1.75%	1.78%	1.93%
3.27%	3.56%	2.21%	0.67%	0.10%

3.27%	3.55%	2.01%	(0.05% )	(0.81% )

Financial highlights
Delaware Cash Reserve Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

0.033	0.036	0.022	0.007	0.001
0.033	0.036	0.022	0.007	0.001

(0.033)	(0.036)	(0.022)	(0.007)	(0.001)
(0.033)	(0.036)	(0.022)	(0.007)	(0.001)

$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

3.32%	3.62%	2.21%	0.70%	0.11%

$11,399	$6,781	$5,353	$9,734	$10,293
1.69%	1.71%	1.55%	1.06%	1.02%

1.69%	1.72%	1.75%	1.78%	1.93%
3.27%	3.56%	2.21%	0.67%	0.10%

3.27%	3.55%	2.01%	(0.05% )	(0.81% )

Financial highlights
Delaware Cash Reserve Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
3/31/08	3/31/07	3/31/06	3/31/05	3/31/04
$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

0.040	0.043	0.028	0.010	0.004
0.040	0.043	0.028	0.010	0.004

(0.040)	(0.043)	(0.028)	(0.010)	(0.004)
(0.040)	(0.043)	(0.028)	(0.010)	(0.004)

$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

4.10%	4.39%	2.85%	0.95%	0.42%

$14,678	$15,426	$18,816	$19,832	$32,328
0.94%	0.96%	0.95%	0.81%	0.70%

0.99%	1.02%	1.05%	1.08%	1.23%
4.02%	4.31%	2.81%	0.92%	0.42%

3.97%	4.25%	2.71%	0.65%	(0.11% )

Notes to financial statements
Delaware Cash Reserve Fund	March 31, 2008

Delaware Group Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a contingent deferred sales charge (CDSC) that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective September 28, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

1. Significant Accounting Policies (continued)

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations,

Notes to Financial statements
Delaware Cash Reserve Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

litigation, conducting shareholder meetings, and liquidations, do not exceed 0.70% of average daily net assets of the Fund. This waiver may be discontinued at any time because it is voluntary. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board of Trustees and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.040% of average daily net assets. For the year ended March 31, 2008, the Fund was charged $106,121 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees in order to prevent these fees from exceeding 0.25% of average daily net assets for Consultant Class shares. This waiver may be discontinued at any time because it is voluntary.

At March 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$188,006
Dividend disbursing, transfer agent fees
and other expenses payable to DSC	52,522
Distribution fees payable to DDLP	19,637
Other expenses payable to DMC and affiliates*	10,270

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended March 31, 2008, the Fund was charged $28,509 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended March 31, 2008, DDLP received gross CDSC commissions of $22,574 and $4,280 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the years ended March 31, 2008 and 2007 was as follows:

	Year Ended
	3/31/08	3/31/07
Ordinary income	$20,494,443	$20,850,514

4. Components of Net Assets on a Tax Basis

As of March 31, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$496,397,351
Capital loss carryforwards	(343,043)
Net assets	$496,054,308

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $4,983 was utilized in 2008. Capital loss carryforwards remaining at March 31, 2008 will expire as follows: $343,043 expires in 2011.

Notes to Financial statements
Delaware Cash Reserve Fund

5. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	3/31/08	3/31/07
Shares sold:
Class A	571,997,485	533,327,918
Class B	8,165,283	8,623,533
Class C	13,044,607	9,996,303
Consultant Class	6,846,496	8,693,316

Shares issued upon reinvestment of dividends:
Class A	18,874,308	18,736,959
Class B	205,672	295,645
Class C	273,706	267,467
Consultant Class	565,581	754,214
	619,973,138	580,695,355
Shares repurchased:
Class A	(528,335,794)	(553,081,667)
Class B	(7,427,373)	(11,668,219)
Class C	(8,700,013)	(8,834,470)
Consultant Class	(8,158,984)	(12,836,527)
	(552,622,164)	(586,420,883)
Net increase (decrease)	67,350,974	(5,725,528)

For the years ended March 31, 2008 and 2007, 1,572,528 Class B shares were converted to 1,572,528 Consultant Class shares valued at $1,572,528 and 2,254,893 Class B shares were converted to 2,254,893 Consultant Class shares valued at $2,254,893, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the statements of changes in net assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds may participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of March 31, 2008, or at any time during the year then ended.

7. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of March 31, 2008, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the statement of net assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended March 31, 2008, the Fund designates distributions paid during the year as follows:

(A)
Ordinary
Income	Total
Distributions	Distributions
(Tax Basis)	(Tax Basis)
100%	100%

(A) is based on a percentage of the Fund’s total distributions.

Report of independent
registered public accounting firm

The Shareholders and Board of Trustees of
Delaware Group Cash Reserve — Delaware Cash Reserve Fund

We have audited the accompanying statement of net assets of Delaware Cash Reserve Fund (the sole series of Delaware Group Cash Reserve) (“the Fund”) as of March 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Cash Reserve Fund series of Delaware Group Cash Reserve at March 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
May 19, 2008

Other Fund information (unaudited)
Delaware Cash Reserve Fund

Fund management

Cynthia I. Isom
Vice President, Portfolio Manager
Cynthia I. Isom is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. She joined Delaware Investments in 1985 as a trader of money market, high grade corporate, and treasury securities. She previously worked for eight years in the securities industry, most recently in institutional sales with Merrill Lynch. Isom earned her bachelor’s degree from Vassar College.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	84	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	84	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of Investment
(January 1984–March 2004)		Committee
The Haverford School
(2002–Present)

Chairman of
Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Investment Committee
Member
Pennsylvania Horticultural
Society
(February 2006–Present)

President	84	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
Director
Executive Vice President		Allied Barton
University of Pennsylvania		Security Holdings
(April 1995–June 2002)

Founder and	84	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	84	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	84	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	84	Director
Chief Executive Officer		CenterPoint Energy
MLM Partners, Inc.
(Small Business Investing		Director and Audit
and Consulting)		Committee Chair
(January 1993–Present)		Digital River, Inc.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Director and Chair of Audit
and Compensation
Committees
Rimage Corporation

Director and Chair of
Compensation and
Governance & Nominating
Committees
Valmont Industries, Inc.

Vice President and Treasurer	84	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.

Founder	84	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director and Audit
Founder		Committee Member
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	84	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	84	None
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	84	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	84	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments® Fund Profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers	Contact information

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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AR-008 [3/08] DG3 5/08 MF-08-04-345 PO 12939 (3094)

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $23,800 for the fiscal year ended March 31, 2008.

_______________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $22,400 for the fiscal year ended March 31, 2007.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended March 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant's fiscal year ended March 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $8,650 for the fiscal year ended March 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended March 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,300 for the fiscal year ended March 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2007.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2008.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2007.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $263,012 and $249,382 for the registrant's fiscal years ended March 31, 2008 and March 31, 2007, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:      DELAWARE GROUP CASH RESERVE

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 6, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 6, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 6, 2008

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